EMPLOYEE BENEFIT PLANS - Schedule of Net Periodic Benefit Cost Included in AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension expense (income)
Defined Benefit Plan Disclosure [Line Items]
Accumulated income (loss)	$ (1)	$ 9
Accumulated other comprehensive income (loss)	(1)	9	$ (33)
Post-Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated income (loss)	8	11
Accumulated prior service credit (cost)	0	0
Accumulated other comprehensive income (loss)	$ 8	$ 12	$ 12